Leases - Operating Lease Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Fiscal year ending June 30, 2024	$ 38,324
Fiscal year ending June 30, 2025	28,899
Fiscal year ending June 30, 2026	10,527
Fiscal year ending June 30, 2027	22,788
Fiscal year ending June 30, 2028	22,927
Thereafter	230,772
Total lease payments	354,237
Less: imputed interest	97,753
Total lease liabilities	$ 256,484	$ 293,120
Weighted average remaining lease term (in years)	12 years 10 months 6 days	12 years 10 months 24 days
Weighted average discount rate	4.77%	4.79%